Goodwill, Reconciliations of goodwill balance (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) Unit	Jun. 30, 2021 USD ($)
Goodwill [Abstract]
Goodwill at beginning of the period	$ 659,000	$ 568,000
Exchange differences	(25,000)	91,000
Goodwill at ending of the period	$ 634,000	$ 659,000
Number of cash generating units | Unit	1
Estimated cash flows period	3 years
Growth rate	2.50%
Pre-tax discount rate	23.50%
Impairment	$ 0
Operating hashrate	6.0